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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended: June, 2000
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [X] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:        Account Management Corp.
          ---------------------------------------------
 Address:     2 Newbury Street
          ---------------------------------------------
              Boston, MA 02116
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:        Peter deRoetth
          ---------------------------------------------
 Title:       President
          ---------------------------------------------
 Phone:       617-236-4200
          ---------------------------------------------

 Signature, Place, and Date of Signing:

   /s/ Peter deRoetth       Boston, MA
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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PG 1 OF 4     FORM 13F      NAME OF REPORTING MANAGER  Account Management Corp.
  --   --                                             ---------------------------

           ITEM 1              ITEM 2    ITEM 3     ITEM 4       ITEM 5        ITEM 6          ITEM 7             ITEM 8
                                                               SHARES OR               SHARED             VOTING AUTHORITY (SHARES)
                               TITLE OF  CUSIP       FAIR      PRINCIPAL   SOLE SHARED OTHER               SOLE   SHARED     NONE
        NAME OF ISSUER         CLASS     NUMBER     MKT VAL     AMOUNT     (A)   (B)    (C)    MANAGERS     (A)     (B)      (C)

Maxim Integrated Products      Common  57772K101   281,813,581  4,148,130 4,148,130                     4,148,130
                               Stock
Supertex Inc.                  Common  868532102    56,008,650  1,114,600 1,114,600                     1,114,600
                               Stock
USinternetworking Inc.         Common  917311805    28,212,395  1,380,423 1,380,423                     1,380,423
                               Stock
Corporate Executive Board      Common  21988R102    21,902,275    365,800   365,800                       365,800
                               Stock
IDT Corp.                      Common  448947101    17,437,087    513,800   513,800                       513,800
                               Stock
Suiza Foods Corp.              Common  865077101     7,648,937    156,500   156,500                       156,500
                               Stock
Ariba Inc.                     Common  04033V104     7,745,713     79,000    79,000                        79,000
                               Stock
Costar Group Inc.              Common  22160N109     9,418,487    375,800   375,800                       375,800
                               Stock
Internet.com Corp.             Common  460967102     7,294,218    370,500   370,500                       370,500
                               Stock
Miller Industries              Common  600551105    12,405,112  6,844,200 6,844,200                     6,844,200
                               Stock

COLUMN TOTALS                                      449,886,455

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PG 2 OF 4     FORM 13F      NAME OF REPORTING MANAGER  Account Management Corp.
  --   --                                             ---------------------------

           ITEM 1              ITEM 2    ITEM 3     ITEM 4       ITEM 5        ITEM 6          ITEM 7             ITEM 8
                                                               SHARES OR               SHARED             VOTING AUTHORITY (SHARES)
                               TITLE OF  CUSIP       FAIR      PRINCIPAL   SOLE SHARED OTHER               SOLE   SHARED     NONE
        NAME OF ISSUER         CLASS     NUMBER     MKT VAL     AMOUNT     (A)   (B)    (C)    MANAGERS     (A)     (B)      (C)

Information Holdings           Common  456727106     3,330,000     90,000    90,000                        90,000
                               Stock
Lionbridge Technology          Common  536252109     1,780,350    182,600   182,600                       182,600
                               Stock
Landec Corp.                   Common  514766104       842,812    155,000   155,000                       155,000
                               Stock
Microstrategy Inc.             Common  594972101       666,000     22,200    22,200                        22,200
                               Stock
Critical Path Inc.             Common  22674V100     4,982,803     85,450    85,450                        85,450
                               Stock
American Capital Strategies    Common  024937104       477,500     20,000    20,000                        20,000
                               Stock
Corning Inc.                   Common  219350105    20,169,613     76,591    76,591                        76,591
                               Stock
Federal National Mortgage      Common  313586109     1,304,750     25,000    25,000                        25,000
                               Stock
Cisco Systems                  Common  17275R102       953,400     15,000    15,000                        15,000
                               Stock
Sun Hydraulics                 Common  866942105     1,950,210    233,000   233,000                       233,000
                               Stock

COLUMN TOTALS                                       36,957,438

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PG 3 OF 4     FORM 13F      NAME OF REPORTING MANAGER  Account Management Corp.
  --   --                                             ---------------------------

           ITEM 1              ITEM 2    ITEM 3     ITEM 4       ITEM 5        ITEM 6          ITEM 7             ITEM 8
                                                               SHARES OR               SHARED             VOTING AUTHORITY (SHARES)
                               TITLE OF  CUSIP       FAIR      PRINCIPAL   SOLE SHARED OTHER               SOLE   SHARED     NONE
        NAME OF ISSUER         CLASS     NUMBER     MKT VAL     AMOUNT     (A)   (B)    (C)    MANAGERS     (A)     (B)      (C)

MCI Worldcomm                  Common  55268B106       873,824     19,050    19,050                        19,050
                               Stock
Hewlett Packard                Common  428236103       749,220      6,000     6,000                         6,000
                               Stock
AlTell                         Common  020039103       492,299      7,948     7,948                         7,948
                               Stock
Linear Technology              Common  535678106       575,460      9,000     9,000                         9,000
                               Stock
Toys R Us                      Common  892335100       586,040     40,250    40,250                        40,250
                               Stock
Microsoft                      Common  594918104       320,000      4,000     4,000                         4,000
                               Stock
Schlumberger                   Common  806857108       641,732      8,600     8,600                         8,600
                               Stock
Glaxo Wellcome                 Common  37733W105       404,670      7,000     7,000                         7,000
                               Stock
Exxon                          Common  302290101       376,800      4,800     4,800                         4,800
                               Stock
Cabot Corp.                    Common  127055101       354,250     13,000    13,000                        13,000
                               Stock

COLUMN TOTALS                                        5,374,295

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PG 4 OF 4     FORM 13F      NAME OF REPORTING MANAGER  Account Management Corp.
  --   --                                             ---------------------------

           ITEM 1              ITEM 2    ITEM 3     ITEM 4       ITEM 5        ITEM 6          ITEM 7             ITEM 8
                                                               SHARES OR               SHARED             VOTING AUTHORITY (SHARES)
                               TITLE OF  CUSIP       FAIR      PRINCIPAL   SOLE SHARED OTHER               SOLE   SHARED     NONE
        NAME OF ISSUER         CLASS     NUMBER     MKT VAL     AMOUNT     (A)   (B)    (C)    MANAGERS     (A)     (B)      (C)

Alza Corp.                     Common  022615108       423,654      7,166     7,166                         7,166
                               Stock
Aradigm Corp.                  Common  038505103       971,250     55,500    55,500                        55,500
                               Stock
Chevron                        Common  166751107       203,544      2,400     2,400                         2,400
                               Stock
Pepisco                        Common  713344108       266,640      6,000     6,000                         6,000
                               Stock
ADR Icici Ltd.,                Common  44926P202       300,000     16,000    16,000                        16,000
   Level 3                     Stock
Invacare Corp.                 Common  461203101       876,750     33,400    33,400                        33,400
                               Stock
Johnson and Johnson            Common  478160104     1,324,310     13,000    13,000                        13,000
                               Stock
Motorola                       Common  62007610        544,875     18,750    18,750                        18,750
                               Stock
Cendant Corp.                  Common  151313103       630,000     45,000    45,000                        45,000
                               Stock

COLUMN TOTALS                                        5,541,023

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